Consolidated Statements Of Equity (USD $) In Thousands, except Share data, unless otherwise specified	Share Capital [Member]	Share Purchase Warrants [Member]	Beneficial Conversion Feature [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Deficit [Member]	Noncontrolling Interests [Member]	Total
Balances, Value, at Dec. 31, 2009	$ 1,886,789	$ 27,386	$ 30,250	$ 348,468	$ (14,578)	$ (1,800,179)	$ 952	$ 479,088
Balances, Shares, at Dec. 31, 2009	425,447,552
Net loss						(211,479)	(66,952)	(278,431)
Other comprehensive income loss (Note 20)					47,653		7,145	54,798
Comprehensive loss								(223,633)
Shares issued for:
Exercise of stock options, Value	67,431			(20,259)				47,172
Exercise of stock options, Shares	5,619,080							5,639,650
Conversion of Rio Tinto convertible credit facility, Value (Note 15(b))	437,146		(36,314)					400,832
Conversion of Rio Tinto convertible credit facility, Shares (Note 15(b))	40,083,206
Private placement, Value, (Note 19 (b)), net of issue costs of $167	240,749							240,749
Private placement, Shares, (Note 19 (b)), net of issue costs of $167	15,000,000
Consulting services, Value	3,421							3,421
Consulting services, Shares	261,900
Convertible credit facility (Note15 (b))			6,064					6,064
Rights Offering, (Note 19(c))						(901,918)		(901,918)
Exercise of share purchase warrants, Value (Note 19 (b)), net of issue costs	701,120	(15,554)						685,566
Exercise of share purchase warrants, Shares (Note 19 (b)), net of issue costs	80,530,509
Bonus shares, Value	41,700			1,265				42,965
Bonus shares, Shares	1,581,578							1,581,578
Share purchase plan, Value	565							565
Share purchase plan, Shares	36,844							36,844
Other increase in noncontrolling interests (Note 21)							61,465	61,465
Dilution gains				931,979				931,979
Stock-based compensation				42,128				42,128
Balances, Value, at Dec. 31, 2010	3,378,921	11,832		1,303,581	33,075	(2,913,576)	2,610	1,816,443
Balances, Shares, at Dec. 31, 2010	568,560,669							568,560,669
Net loss						(570,372)	(44,329)	(614,701)
Other comprehensive income loss (Note 20)					(35,375)		(2,081)	(37,456)
Comprehensive loss								(652,157)
Shares issued for:
Exercise of stock options, Value	36,961			(15,071)				21,890
Exercise of stock options, Shares	2,594,270							2,675,335
Rights Offering, value, (Note 19(c)), net of issue costs of $27,311	2,346,277			5,711				2,351,988
Rights Offering, shares, (Note 19(c)), net of issue costs of $27,311	84,867,671
Exercise of share purchase warrants, Value (Note 19 (b)), net of issue costs	512,347	(11,832)						500,515
Exercise of share purchase warrants, Shares (Note 19 (b)), net of issue costs	55,122,253
Exercise of subscription right, value, (Note 19 (b))	535,908							535,908
Exercise of subscription right, shares, (Note 19 (b))	27,896,570
Bonus shares, Value	8,335			(8,215)				120
Bonus shares, Shares	315,777							315,777
Share purchase plan, Value	618							618
Share purchase plan, Shares	25,766							25,766
Other increase in noncontrolling interests (Note 21)							60,785	60,785
Dilution gains				61				61
Stock-based compensation				103,654				103,654
Balances, Value, at Dec. 31, 2011	$ 6,819,367			$ 1,389,721	$ (2,300)	$ (3,483,948)	$ 16,985	$ 4,739,825
Balances, Shares, at Dec. 31, 2011	739,382,976							739,382,976